Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.1%
Biotechnology – 26.9%
4D Molecular Therapeutics Inc*	343,691	$7,540,581
AbbVie Inc	1,112,417	150,621,262
ACADIA Pharmaceuticals Inc*	641,049	14,962,084
Akero Therapeutics Inc*	983,513	20,801,300
Aligos Therapeutics Inc*,#	712,898	8,462,099
Alnylam Pharmaceuticals Inc*	149,056	25,276,916
ALX Oncology Holdings Inc*	309,171	6,644,085
Amicus Therapeutics Inc*	2,843,352	32,840,716
Arena Pharmaceuticals Inc*	536,488	49,861,195
Argenx SE (ADR)*	184,291	64,536,865
Ascendis Pharma A/S (ADR)*	466,875	62,808,694
Bicycle Therapeutics Ltd (ADR)*	463,044	28,185,488
BioAtla LLC*	515,628	10,121,778
Biohaven Pharmaceutical Holding Co Ltd*	282,105	38,876,890
BioMarin Pharmaceutical Inc*	554,779	49,014,725
Biomea Fusion Inc*,#	652,813	4,863,457
C4 Therapeutics Inc*	341,539	10,997,556
Cardiff Oncology Inc*	751,674	4,517,561
Caribou Biosciences Inc*,§	433,594	6,542,933
Cyteir Therapeutics Inc*,§	549,652	5,937,066
Cyteir Therapeutics Inc*,#	119,285	1,356,270
Day One Biopharmaceuticals*,§	406,888	6,513,260
Design Therapeutics Inc*,§	522,185	10,620,982
DiCE Molecules Holdings LLC*,§	192,261	4,622,820
ESSA Pharma Inc*	443,979	6,304,502
Fate Therapeutics Inc*	227,586	13,316,057
Gilead Sciences Inc	605,440	43,960,998
Global Blood Therapeutics Inc*	953,623	27,912,545
Graphite Bio Inc*,§	309,302	3,652,393
Icosavax Inc*,§	337,717	7,340,617
Icosavax Inc*,#	189,125	4,327,180
Insmed Inc*	1,794,759	48,889,235
Intellia Therapeutics Inc*	78,817	9,319,322
Janux Therapeutics Inc*	446,106	8,801,671
Janux Therapeutics Inc*,§	245,474	4,601,042
Kodiak Sciences Inc*	103,010	8,733,188
Mirati Therapeutics Inc*	104,713	15,360,350
Moderna Inc*	73,780	18,738,644
Myovant Sciences Ltd*,#	1,401,540	21,821,978
Natera Inc*	176,940	16,524,427
Neurocrine Biosciences Inc*	839,765	71,522,785
Nuvalent Inc*,§	310,897	5,623,505
Nuvalent Inc - Class A*,#	251,901	4,796,195
Olema Pharmaceuticals Inc*	772,047	7,226,360
Praxis Precision Medicines Inc*	759,296	14,958,131
PTC Therapeutics Inc*	701,804	27,952,853
Pyxis Oncology Inc*,§	286,086	2,824,527
Pyxis Oncology Inc*	156,725	1,719,273
Regeneron Pharmaceuticals Inc*	49,962	31,552,002
Rhythm Pharmaceuticals Inc*	1,043,229	10,411,425
Sage Therapeutics Inc*	292,426	12,439,802
Sarepta Therapeutics Inc*	1,046,153	94,206,078
Seres Therapeutics Inc*	1,250,882	10,419,847
Travere Therapeutics Inc*	979,698	30,409,826
Vaxcyte Inc*	467,185	11,114,331
Ventyx Biosciences Inc*,§	297,621	5,319,678
Vertex Pharmaceuticals Inc*	450,454	98,919,698
Verve Therapeutics Inc*,§	260,405	9,121,076
Verve Therapeutics Inc*,#	61,974	2,284,981
		1,338,953,105
Health Care Equipment & Supplies – 23.0%
Abbott Laboratories	1,034,062	145,533,886
Align Technology Inc*	159,911	105,090,311
Boston Scientific Corp*	2,657,899	112,907,550
Cooper Cos Inc	119,350	50,000,489
Danaher Corp	389,648	128,198,088
Dentsply Sirona Inc	801,186	44,698,167
DexCom Inc*	118,803	63,791,271

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
Edwards Lifesciences Corp*	684,526	$88,680,343
Globus Medical Inc*	501,238	36,189,384
ICU Medical Inc*	96,055	22,797,694
Insulet Corp*	144,398	38,419,976
Intuitive Surgical Inc*	147,915	53,145,860
Medtronic PLC	617,071	63,835,995
Silk Road Medical Inc*	299,158	12,747,122
STERIS PLC	182,205	44,350,519
Stryker Corp	187,990	50,272,286
Tandem Diabetes Care Inc*	209,882	31,591,439
Teleflex Inc	155,569	51,101,305
		1,143,351,685
Health Care Providers & Services – 12.6%
agilon health Inc*	396,833	10,714,491
Anthem Inc	193,123	89,520,235
Centene Corp*	985,017	81,165,401
Humana Inc	285,955	132,643,086
LifeStance Health Group Inc*,#	1,210,728	11,526,131
Privia Health Group Inc*	437,268	11,312,123
Quest Diagnostics Inc	173,853	30,078,308
UnitedHealth Group Inc	523,317	262,778,398
		629,738,173
Health Care Technology – 0.7%
Accolade Inc*	559,481	14,747,919
Health Catalyst Inc*	449,985	17,828,406
		32,576,325
Life Sciences Tools & Services – 7.1%
ICON PLC*	98,297	30,442,581
Illumina Inc*	127,952	48,678,059
IQVIA Holdings Inc*	243,147	68,601,495
Lonza Group AG	22,746	19,017,843
NeoGenomics Inc*	491,686	16,776,326
SomaLogic Inc*	1,079,356	12,563,704
Sotera Health Co*	519,501	12,234,249
Thermo Fisher Scientific Inc	219,384	146,381,780
		354,696,037
Pharmaceuticals – 26.8%
Astellas Pharma Inc	3,039,700	49,437,082
AstraZeneca PLC	1,662,272	195,217,360
Bristol-Myers Squibb Co	1,468,721	91,574,754
Canbridge Cornerstone*,§	1,323,714	1,507,519
CANbridge Pharmaceuticals Inc*,§	2,960,030	3,033,943
Catalent Inc*	300,581	38,483,385
Collegium Pharmaceutical Inc*	778,645	14,545,089
DICE Therapeutics Inc*,#	384,579	9,733,695
Edgewise Therapeutics Inc*	532,371	8,134,629
Elanco Animal Health Inc*	1,209,943	34,338,182
Eli Lilly & Co	446,184	123,244,944
Everest Medicines Ltd (144A)*	1,377,919	6,149,767
Harmony Biosciences Holdings Inc*	469,029	19,999,397
Horizon Therapeutics PLC*	668,406	72,027,431
Jazz Pharmaceuticals PLC*	307,536	39,180,086
Johnson & Johnson	261,434	44,723,514
Merck & Co Inc	1,280,733	98,155,377
Novartis AG (ADR)	1,175,434	102,815,212
Novo Nordisk A/S	667,535	75,122,217
Phathom Pharmaceuticals Inc*	440,199	8,658,714
Roche Holding AG	348,897	145,204,581
Royalty Pharma PLC - Class A	786,993	31,361,671
Sanofi	896,418	90,393,892
Takeda Pharmaceutical Co Ltd	668,136	18,224,003
United Medicines Biopharma*,§	785,378	8,401,188
Ventyx Biosciences Inc*	243,207	4,830,091
		1,334,497,723
Total Common Stocks (cost $3,118,733,613)		4,833,813,048
Preferred Stocks– 2.0%
Biotechnology – 1.1%
Arbor Biotechnologies Inc PP*,¢,§	156,426	2,591,979
Asher Biotherapeutics Inc PP*,¢,§	1,214,301	2,438,924
Attralus Inc PP*,¢,§	669,935	5,198,696
Disc Medicine Inc PP*,¢,§	1,084,584	2,603,002
Element Biosciences Inc PP*,¢,§	425,023	8,737,070
Flame Biosciences PP*,¢,§	919,200	3,018,653

Shares or Principal Amounts		Value
Preferred Stocks– (continued)
Biotechnology– (continued)
HemoShear Therapeutics LLC PP*,¢,§	289,280	$3,839,396
LEXEO Therapeutics Inc - Series A PP*,¢,§	3,643,715	6,268,975
LEXEO Therapeutics Inc - Series B PP*,¢,§	883,469	1,520,000
Shoreline Biosciences Inc PP*,¢,§	747,187	7,522,230
Sonoma Biotherapeutics Inc PP*,¢,§	1,255,200	2,480,652
Synthekine Inc PP*,¢,§	2,192,937	6,290,001
TwinStrand Biosciences Inc PP*,¢,§	344,314	2,750,001
		55,259,579
Health Care Providers & Services – 0.3%
Bigfoot Biomedical Inc - Series B PP*,¢,§	1,035,873	9,808,940
Bigfoot Biomedical Inc - Series C-1 PP*,¢,§	168,418	1,594,792
Freenome Holdings Inc PP*,¢,§	342,803	4,000,511
		15,404,243
Health Care Technology – 0.1%
Freenome Inc PP*,¢,§	337,474	3,938,322
Pharmaceuticals – 0.5%
Amunix Pharmaceuticals Inc PP*,§	3,083,148	16,851,562
Neurogene Inc PP*,¢,§	1,336,317	3,260,613
VALENZABio Series A PP*,¢,§	700,559	6,235,276
		26,347,451
Total Preferred Stocks (cost $86,564,356)		100,949,595
Rights– 0%
Biotechnology – 0%
Clementia Pharmaceuticals Inc CVR*,¢((cost $1,180,320)	874,311	0
Investment Companies– 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $10,294,242)	10,293,213	10,294,243
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0%ºº,£	12,725,012	12,725,012
Time Deposits – 0.1%
Royal Bank of Canada, 0.0400%, 1/3/22	$3,181,253	3,181,253
Total Investments Purchased with Cash Collateral from Securities Lending (cost $15,906,265)		15,906,265
Total Investments (total cost $3,232,678,796) – 99.6%		4,960,963,151
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		20,700,914
Net Assets – 100%		$4,981,664,065

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,062,561,602	81.9%
Switzerland	267,037,636	5.4
United Kingdom	223,402,848	4.5
Denmark	137,930,911	2.8
France	90,393,892	1.8
Japan	67,661,085	1.4
Belgium	64,536,865	1.3
Ireland	30,442,581	0.6
Canada	6,304,502	0.1
China	6,149,767	0.1
Hong Kong	4,541,462	0.1

Total	$4,960,963,151	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$2,720	$-	$-	$10,294,243
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	122,377∆	-	-	12,725,012
Total Affiliated Investments - 0.4%	$125,097	$-	$-	$23,019,255

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	13,474,132	130,439,230	(133,619,119)	10,294,243
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	14,830,192	76,479,833	(78,585,013)	12,725,012

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2021 is $6,149,767, which represents 0.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

#	Loaned security; a portion of the security is on loan at December 31, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2021 is $84,098,033, which represents 1.7% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Amunix Pharmaceuticals Inc PP	2/26/21	$5,450,081	$16,851,562	0.3%
Arbor Biotechnologies Inc PP	10/29/21	2,591,979	2,591,979	0.1
Asher Biotherapeutics Inc PP	8/23/21	2,438,924	2,438,924	0.0
Attralus Inc PP	8/31/21	5,198,696	5,198,696	0.1
Bigfoot Biomedical Inc - Series B PP	11/21/17	9,808,940	9,808,940	0.2
Bigfoot Biomedical Inc - Series C-1 PP	12/27/19	1,355,580	1,594,792	0.0
Canbridge Cornerstone	12/6/21	2,087,699	1,507,519	0.0
CANbridge Pharmaceuticals Inc	4/27/21	4,371,964	3,033,943	0.1
Caribou Biosciences Inc	7/23/21	6,937,504	6,542,933	0.1
Cyteir Therapeutics Inc	2/5/21	6,880,567	5,937,066	0.1
Day One Biopharmaceuticals	2/2/21	5,488,122	6,513,260	0.1
Design Therapeutics Inc	1/25/21	5,575,111	10,620,982	0.2
DiCE Molecules Holdings LLC	8/20/21	2,594,601	4,622,820	0.1
Disc Medicine Inc PP	8/23/21	2,603,002	2,603,002	0.1
Element Biosciences Inc PP	6/21/21	8,737,070	8,737,070	0.2
Flame Biosciences PP	9/28/20	6,020,760	3,018,653	0.1
Freenome Holdings Inc PP	11/22/21	2,585,523	4,000,511	0.1
Freenome Inc PP	8/14/20	2,231,817	3,938,322	0.1
Graphite Bio Inc	3/11/21	3,806,253	3,652,393	0.1
HemoShear Therapeutics LLC PP	2/5/21	3,839,496	3,839,396	0.1
Icosavax Inc	3/19/21	3,960,154	7,340,617	0.1
Janux Therapeutics Inc	4/15/21	2,979,991	4,601,042	0.1
LEXEO Therapeutics Inc - Series A PP	11/20/20-7/30/21	3,643,715	6,268,975	0.1
LEXEO Therapeutics Inc - Series B PP	8/10/21	1,520,000	1,520,000	0.0
Neurogene Inc PP	12/15/20-9/22/21	3,260,613	3,260,613	0.1
Nuvalent Inc	4/30/21	3,463,382	5,623,505	0.1
Pyxis Oncology Inc	3/5/21	2,994,084	2,824,527	0.1
Shoreline Biosciences Inc PP	10/28/21	7,522,230	7,522,230	0.1
Sonoma Biotherapeutics Inc PP	7/23/21	2,480,652	2,480,652	0.0
Synthekine Inc PP	6/3/21	6,290,001	6,290,001	0.1
TwinStrand Biosciences Inc PP	4/30/21	2,750,001	2,750,001	0.1
United Medicines Biopharma	1/29/21	8,639,163	8,401,188	0.2
VALENZABio Series A PP	3/25/21	6,235,276	6,235,276	0.1
Ventyx Biosciences Inc	2/26/21-10/15/21	2,923,730	5,319,678	0.1
Verve Therapeutics Inc	1/14/21	2,937,344	9,121,076	0.2
Total		$152,204,025	$186,612,144	3.7%

The Fund has registration rights for certain restricted securities held as of December 31, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$1,272,776,139	$66,176,966	$-
Pharmaceuticals	1,323,062,592	11,435,131	-
All Other	2,160,362,220	-	-
Preferred Stocks	-	16,851,562	84,098,033
Rights	-	-	0
Investment Companies	-	10,294,243	-
Investments Purchased with Cash Collateral from Securities Lending	-	15,906,265	-
Total Assets	$4,756,200,951	$120,664,167	$84,098,033

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year.

Financial assets of $11,461,302 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70226 03-22